Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per ordinary share
Profit available for equity holders	$ 385	$ 349	$ 534
Basic weighted average number of ordinary shares (millions)	183	190	193
Basic earnings per ordinary share	$ 2.104	$ 1.837	$ 2.767
Diluted earnings per ordinary share
Profit available for equity holders	$ 385	$ 349	$ 534
Diluted weighted average number of ordinary shares (millions)	184	192	194
Diluted earnings per ordinary share	$ 2.092	$ 1.818	$ 2.753
Adjusted earnings per ordinary share
Profit available for equity holders	$ 385	$ 349	$ 534
Adjusting items:
System Fund revenues and expenses	49	146	34
Interest attributable to the System Fund	(18)	(19)	(13)
Tax attributable to the System Fund			3
Operating exceptional items before tax	186	104	(4)
Change in fair value of contingent purchase consideration	(27)	4
Tax on exceptional items	(20)	(22)	2
Exceptional tax		(5)	(87)
Adjusted earnings	$ 555	$ 557	$ 469
Basic weighted average number of ordinary shares (millions)	183	190	193
Adjusted earnings per ordinary share	$ 3.303	$ 2.932	$ 2.430
Adjusted diluted earnings per ordinary share
Adjusted earnings	$ 555	$ 557	$ 469
Diluted weighted average number of ordinary shares (millions)	184	192	194
Adjusted diluted earnings per ordinary share	$ 3.016	$ 2.901	$ 2.418
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	183	190	193
Dilutive potential ordinary shares	1	2	1
Adjusted weighted average shares	184	192	194